Other Non-current Assets	6 Months Ended
Jun. 30, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-current Assets
5.
Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Restricted cash	$1,289	$1,400
Deferred offering cost	2,073	1,142
Deferred tax asset	377	377
	$3,739	$2,919

Restricted cash consisted of collateral deposits for the office space leased by Freeline Therapeutics GmbH.